Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes
Schedule of income tax provision

	Year Ended June 30
($ in thousands)	2023	2022
Income Tax (Benefit) Expense:
Current:
Federal	$(27)	$7,937
State	(860)	2,663
Total Current	$(887)	$10,600
Deferred:
Federal	(5,584)	(951)
State	(2,587)	(226)
Total Deferred	(8,171)	(1,177)
Income Tax (Benefit) Expense	$(9,058)	$9,423

Schedule of difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate

	Year Ended June 30
($ in thousands)	2023		2022
Federal Income Tax Provision at Statutory Rate	$(9,337)	(21)%	$7,484	21%
State Taxes, Net of Federal Benefits	(3,446)	(8)%	2,437	6%
Meals and Entertainment	—	0%	—	0%
Foreign Derived Intangible Income	—	0%	(618)	(2)%
Immaterial income tax out-of-period adjustment	2,914	7%	—	0%
Other	811	1%	120	1%
Income Tax (Benefit) Expense	$(9,058)	(21)%	$9,423	26%

Schedule of components of deferred taxes

	Year Ended	Year Ended
($in thousands)	June 30, 2023	June 30, 2022
Deferred Tax Assets:
Other Deferred Tax Assets (ICDISC)	$590	$583
Net Operating Losses	12,076	30
Bad Debt	42	39
Section 248 Organization Costs	1,285	—
Accruals Not Currently Deductible	1,343	—
Lease Liability	1,390	—
Total Deferred Tax Assets	16,726	652
Deferred Tax Liabilities:
Inventory	(946)	(324)
Accruals Not Currently Deductible	—	(792)
Prepaids	(1,426)	(1,004)
Property and Equipment	(3,871)	(1,399)
Operating Lease Assets	(1,244)	—
Goodwill/Intangibles	(6,340)	(2,404)
Total Deferred Tax Liabilities	(13,827)	(5,923)
Net Deferred Tax Asset (Liability)	$2,899	$(5,271)